Note 16 - Reportable Business Segments - Components of Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Statement Line Items [Line Items]
Sales	$ 768,440	$ 804,309	$ 1,438,605	$ 1,506,824
Gross margin	155,384	149,022	287,676	281,616
Amortization of property, plant and equipment	2,516	876	5,503	1,765
Amortization of intangible assets	5,988	4,845	13,600	8,915
Administrative expenses	41,466	44,478	82,269	84,409
Selling and marketing expenses	54,279	50,427	115,983	92,392
Other operating expenses	31,338	21,638		40,038
Operating profit (loss) for the period	19,797	25,439	13,817	50,861
Finance costs	(28,451)	(20,123)	(51,997)	(36,436)
Change in fair value of derivative instruments and other	65,463	(62,428)	(176,536)	(130,869)
Other income, net	28,825	2,685	28,085	2,672
Recovery of income tax expense	(2,053)	92	241	(4,591)
Profit for the period	83,581	(54,335)	(186,390)	(118,363)
Capital expenditures	532	21,422	6,202	21,422
Restructuring costs		1,319		3,236
Loss from discontinued operations	(9,809)	32,885	(14,998)	55,490
Loss for the period	73,772	(21,450)	(201,388)	(62,873)
Total goodwill	325,468	302,984	325,468	302,984
Total assets	1,561,870	1,626,800	1,561,870	1,626,800	$ 1,626,504
Total liabilities	1,867,306	1,439,790	1,867,306	1,439,790	$ 1,715,518
Consumer division [member]
Statement Line Items [Line Items]
Sales	474,209	504,910	884,207	939,274
Gross margin	115,995	103,653	221,971	204,460
Amortization of property, plant and equipment	2,483	820	5,432	1,664
Amortization of intangible assets	5,301	4,474	12,221	8,202
Administrative expenses	9,290	8,433	20,525	15,657
Selling and marketing expenses	34,578	31,539	76,378	58,462
Other operating expenses	29,483	18,716	53,214	34,950
Operating profit (loss) for the period	34,860	38,352	54,201	82,289
Finance costs
Change in fair value of derivative instruments and other
Other income, net
Recovery of income tax expense
Profit for the period
Capital expenditures	731	19,563	5,651	19,563
Restructuring costs		1,319		3,236
Loss from discontinued operations
Loss for the period
Total goodwill	165,989	148,462	165,989	148,462
Total assets	1,153,935	1,222,492	1,153,935	1,222,492
Total liabilities	1,638,806	1,216,190	1,638,806	1,216,190
Commercial division [member]
Statement Line Items [Line Items]
Sales	294,231	299,399	554,398	567,550
Gross margin	39,389	45,369	65,705	77,156
Amortization of property, plant and equipment	33	56	71	101
Amortization of intangible assets	687	371	1,379	713
Administrative expenses	6,527	12,450	12,678	19,133
Selling and marketing expenses	19,701	18,888	39,605	33,930
Other operating expenses	1,855	2,922	3,290	5,088
Operating profit (loss) for the period	10,586	10,682	8,682	18,191
Finance costs
Change in fair value of derivative instruments and other
Other income, net
Recovery of income tax expense
Profit for the period
Capital expenditures	(199)	1,859	551	1,859
Restructuring costs
Loss from discontinued operations
Loss for the period
Total goodwill	159,479	154,522	159,479	154,522
Total assets	407,935	404,308	407,935	404,308
Total liabilities	228,500	223,600	228,500	223,600
Corporate [member]
Statement Line Items [Line Items]
Sales
Gross margin
Amortization of property, plant and equipment
Amortization of intangible assets
Administrative expenses	25,649	23,595	49,066	49,619
Selling and marketing expenses
Other operating expenses
Operating profit (loss) for the period	(25,649)	(23,595)	(49,066)	(49,619)
Finance costs
Change in fair value of derivative instruments and other
Other income, net
Recovery of income tax expense
Profit for the period
Capital expenditures
Restructuring costs
Loss from discontinued operations
Loss for the period
Total goodwill
Total assets
Total liabilities